Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Aug. 04, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value | Fair Value, Inputs, Level 1
Assets
Cash and cash equivalents	$ 34.9		$ 19.2
Restricted cash	3.3		0.0
Trade receivables	28.5		22.9
Tax retentions receivable	1.9		10.5
Other current assets (excluding deferred costs)	14.1		14.9
Due from related parties	48.6		34.9
Non-current restricted cash	7.8		0.0
Liabilities
Trading payables	34.7		20.4
Accruals expenses and other current liabilities	83.2		75.6
Fair Value | Fair Value, Inputs, Level 2
Liabilities
Long-term debt	1,728.6		1,609.8
Fair Value | Fair Value, Inputs, Level 3
Liabilities
Guarantees issued to equity method investments	0.0		5.9
Fair Value | Fair Value, Inputs, Level 3 | Balder | Cold Stacked Rig
Liabilities
Jack-up drilling rigs			4.5
Carrying Value
Assets
Cash and cash equivalents	34.9		19.2
Restricted cash	3.3		0.0
Trade receivables	28.5		22.9
Tax retentions receivable	1.9		10.5
Other current assets (excluding deferred costs)	14.1		14.9
Due from related parties	48.6		34.9
Non-current restricted cash	7.8		0.0
Liabilities
Trading payables	34.7		20.4
Accruals expenses and other current liabilities	83.2		75.6
Long-term debt	1,915.9		1,906.2
Guarantees issued to equity method investments	0.0		5.9
Restricted cash	11.1		0.0
Non-current restricted cash	7.8		0.0	$ 0.0	$ 0.0
Jack-up drilling rigs	$ 2,730.8		$ 2,824.6	$ 2,683.3
Opex
Liabilities
Ownership percentage sold		49.00%
Convertible Bonds
Liabilities
Debt instrument, interest rate	3.875%